FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Asset and Liabilities Measurement at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2011 were as follows:

	Millions of Yen
2012	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Municipal bonds		¥10		¥10
Corporate bonds		1,440		1,440
Mutual funds	¥421	2,733		3,154

Total marketable securities	421	4,183		4,604

Investments:
Listed shares	31,130			31,130
Mutual funds	97			97

Total investments	31,227			31,227

Derivative instruments:
Foreign exchange contracts		74		74

Total assets	¥31,648	¥4,257		¥35,905

Liabilities:
Derivative instruments:
Foreign exchange contracts		¥(12)		¥(12)

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Government bonds	¥503			¥503
Municipal bonds		¥10		10
Corporate bonds		1,277		1,277
Mutual funds	278	2,772		3,050

Total marketable securities	781	4,059		4,840

Investments:
Listed shares	29,137			29,137
Mutual funds	99			99

Total investments	29,236			29,236

Derivative instruments:
Foreign exchange contracts		24		24

Total assets	¥30,017	¥4,083		¥34,100

Liabilities:
Derivative instruments:
Foreign exchange contracts		¥(49)		¥(49)

	Thousands of U.S. Dollars
2012	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Municipal bonds		$121		$121
Corporate bonds		17,474		17,474
Mutual funds	$5,109	33,163		38,272

Total marketable securities	5,109	50,758		55,867

Investments:
Listed shares	377,745			377,745
Mutual funds	1,177			1,177

Total investments	378,922			378,922

Derivative instruments:
Foreign exchange contracts		898		898

Total assets	$384,031	$51,656		$435,687

Liabilities:
Derivative instruments:
Foreign exchange contracts		$(146)		$(146)

Asset Measured at Fair Value on Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis as of March 31, 2011 were as follows:

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total	Total Losses

Buildings and building improvements					¥(107)
Investments:
Unlisted shares			¥17	¥17	(219)
Goodwill (Note 8)			10,367	10,367	(836)
Trademark (Note 8)			4,757	4,757	(559)
Customer relationship (Note 8)			725	725	(377)

					¥(2,098)